Share capital (Schedule of Warrants Issued and Outstanding) (Details)	12 Months Ended
Dec. 31, 2019 shares $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of warrants	5,264,520
CAD 4.68 Issued Jun 2016 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of warrants	1,447,426
Exercise price | $ / shares	$ 4.68
Issuance date	Jun 2016
Expiry date	Jun 9, 2021
CAD 4.68 Issued Jul 2016 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of warrants	799,065
Exercise price | $ / shares	$ 4.68
Issuance date	Jul 2016
Expiry date	Jun 14, 2021
CAD 3.12 Issued Oct 2018 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of warrants	1,074,999
Exercise price | $ / shares	$ 3.12
Issuance date	Oct 2018
Expiry date	Oct 1, 2023
CAD 11.32 Issued April 2019 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of warrants	15,889
Exercise price | $ / shares	$ 11.32
Issuance date	Apr 2019
Expiry date	May 6, 2022
CAD 2.40 Issued May 2019 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of warrants	389,771
Exercise price | $ / shares	$ 2.40
Issuance date	May 2019
Expiry date	May 13, 2022
CAD 2.40 Issued May 2019 One [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of warrants	1,241,200
Exercise price | $ / shares	$ 2.40
Issuance date	May 2019
Expiry date	May 29, 2022
CAD 3.37 Issued Jul 2019 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of warrants	118,664
Exercise price | $ / shares	$ 3.37
Issuance date	Jul 2019
Expiry date	Jul 25, 2022
CAD 4.45 Issued Oct 2019 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of warrants	177,506
Exercise price | $ / shares	$ 4.45
Issuance date	Oct 2019
Expiry date	Oct 30, 2022